Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$178,466,966.24	0.9429725	$165,344,168.40	0.8736350	$13,122,797.84
Total Securities	$178,466,966.24	0.1777099	$165,344,168.40	0.1646428	$13,122,797.84

Weighted Avg. Coupon (WAC)	4.65%		4.66%
Weighted Avg. Remaining Maturity (WARM)	25.38		24.54
Pool Receivables Balance	$202,856,513.28		$189,496,034.98
Remaining Number of Receivables	27,018		26,301

Adjusted Pool Balance	$200,180,877.99		$187,058,080.15

III. COLLECTIONS

Principal:
Principal Collections	$13,054,144.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$188,725.12
Total Principal Collections	$13,242,869.30

Interest:
Interest Collections	$791,363.71
Late Fees & Other Charges	$33,344.05
Interest on Repurchase Principal	$-
Total Interest Collections	$824,707.76

Collection Account Interest	$383.66
Reserve Account Interest	$178.50
Servicer Advances	$-

Total Collections	$14,068,139.22

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$14,068,139.22
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$14,068,139.22
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$169,047.09		$169,047.09	$169,047.09
Collection Account Interest					$383.66
Late Fees & Other Charges					$33,344.05
Total due to Servicer					$202,774.80

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$193,339.21		$193,339.21

Total Interest:		$193,339.21		$193,339.21	$193,339.21

Available Funds Remaining:					$13,672,025.21

3. Regular Principal Distribution Amount:					$13,122,797.84

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,122,797.84
Class A Notes Total:		$13,122,797.84		$13,122,797.84
Total Noteholders Principal				$13,122,797.84

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					549,227.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,675,635.29
Beginning Period Amount	$2,675,635.29
Current Period Amortization	$237,680.46
Ending Period Required Amount	$2,437,954.83
Ending Period Amount	$2,437,954.83
Next Distribution Date Amount	$2,212,878.89

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool		10.85%	11.61%	11.61%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.29%	25,851	97.52%	$184,792,613.04
30 - 60 Days	1.33%	350	1.94%	$3,669,505.83
61 - 90 Days	0.31%	81	0.46%	$869,630.26
91 + Days	0.07%	19	0.09%	$164,285.85
		26,301		$189,496,034.98
Total
Delinquent Receivables 61 + days past due	0.38%	100	0.55%	$1,033,916.11
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.40%	108	0.60%	$1,211,643.25
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.37%	103	0.51%	$1,118,165.25
Three-Month Average Delinquency Ratio	0.38%		0.55%

Repossession in Current Period		22		$247,545.83
Repossession Inventory		71		$155,390.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$306,334.12
Recoveries				$(188,725.12)
Net Charge-offs for Current Period				$117,609.00

Beginning Pool Balance for Current Period				$202,856,513.28

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.91%
Net Loss Ratio for 2nd Preceding Collection Period				0.31%
Three-Month Average Net Loss Ratio for Current Period				0.64%

Cumulative Net Losses for All Periods				$7,091,660.98
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$930,594.10
Number of Extensions				85

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